UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               FORM 13F COVER PAGE

                    Report for the Calendar Year or Quarter Ended: 12/31/2007 Check here if Amendment [ ]; Amendment Number:

                          This  Amendment (check only one.):

                               [  ]   is a restatement.
                               [  ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       --------------------------
Address:  645 Madison Avenue, New York, New York 10022
         ----------------------------------------------------

Form 13F File Number:  028-05653
                       ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Reporting  Manager:


Name:  Philippe E. Baumann
       ----------------------
Title:  Executive Vice President
        --------------------------
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/  Philippe E. Baumann
---------------------------
New York, New York
January 15, 2008

Report Type (Check only one):
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

Number of Other Included Managers:           0
                                             -

Form 13F Information Table Entry  Total:     40
                                             --
Form 13F Information Table Value Total:    $1,933,400 (In Thousands)
                                           -------------------------
List  of  Other  Included  Managers:
     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
No.     NONE


                                                    STRALEM & COMPANY, INC
                                                          13F REPORT
                                                       AS OF 12/31/2007


ITEM 1:                       ITEM 2:     ITEM 3:    ITEM 4:       ITEM 5:             ITEM 6:            ITEM 7        ITEM 8
                                                                                INVESTMENT DISCRETION              VOTING AUTORITY
                                                                                                                       (SHARES)
                              TITLE                  FAIR                       (a)      (b)      (c)
                               OF                    MARKET      SHARES OF            SHARED-AS  SHARED-  OTHER    (a)    (b)   (c)
NAME OF ISSUER                CLASS      CUSIP NO.   VALUE (IN   PRINCIPAL      SOLE  DEFINED IN  OTHER   MANAGERS SOLE  SHARED NONE
                                                     THOUSANDS)  AMOUNT                INSTR. V
ABBOTT LABS               Common Stocks  002824100    50,821      905,090      905,090    0         0            856,890   0  48,200
ALTRIA GROUP INC          Common Stocks  02209S103    62,488      826,778      826,778    0         0            784,612   0  42,166
AMER INTL GROUP           Common Stocks  026874107    56,682      972,240      972,240    0         0            913,840   0  58,400
APPLERA CORP APPLIED BIOS Common Stocks  038020103       204        6,000        6,000    0         0              6,000   0       0
AT & T INC                Common Stocks  00206R102     2,423       58,296       58,296    0         0             34,196   0  24,100
AUTOMATIC DATA
  PROCESSING INC          Common Stocks  053015103     1,741       39,100       39,100    0         0             36,500   0   2,600
BERKSHIRE HATHAWAY/B      Common Stocks  084670207       710          150          150    0         0                150   0       0
CATERPILLAR INC           Common Stocks  149123101    63,922      880,950      880,950    0         0            830,950   0  50,000
CHEVRON CORPORATION       Common Stocks  166764100    74,924      802,791      802,791    0         0            761,291   0  41,500
CISCO SYSTEMS             Common Stocks  17275R102    50,452    1,863,765    1,863,765    0         0          1,770,865   0  92,900
CONSOL EDISON             Common Stocks  209115104    67,638    1,384,616    1,384,616    0         0          1,310,150   0  74,466
DANAHER CORP              Common Stocks  235851102    71,938      819,900      819,900    0         0            777,600   0  42,300
DEVON ENERGY CORPORATION  Common Stocks  25179M103    75,165      845,410      845,410    0         0            802,210   0  43,200
DUKE ENERGY CORP          Common Stocks  26441C105    69,458    3,443,650    3,443,650    0         0          3,262,050   0 181,600
EASTMAN CHEMICAL COMPANY  Common Stocks  277432100    61,493    1,006,600    1,006,600    0         0            950,500   0  56,100
EMERSON ELECTRIC CO       Common Stocks  291011104    75,321    1,329,350    1,329,350    0         0          1,261,450   0  67,900
GENERAL ELECTRIC          Common Stocks  369604103       289        7,800        7,800    0         0              7,800   0       0
HESS CORP                 Common Stocks  42809H107       202        2,000        2,000    0         0              2,000   0       0
HEWLETT-PACKARD           Common Stocks  428236103    48,802      966,750      966,750    0         0            913,550   0  53,200
INGERSOLL-RAND CO CL A    Common Stocks  G4776G101    62,286    1,340,350    1,340,350    0         0          1,260,250   0  80,100
INTEL CORPORATION         Common Stocks  458140100    28,114    1,054,529    1,054,529    0         0          1,000,329   0  54,200
L3 COMMUNICATIONS
  HOLDINGS                Common Stocks  502424104    71,202      672,100      672,100    0         0            636,900   0  35,200
LILLY ELI & CO            Common Stocks  532457108    46,503      871,000      871,000    0         0            822,200   0  48,800
LOEWS CORP                Common Stocks  540424108    72,271    1,435,650    1,435,650    0         0          1,361,850   0  73,800
MCDONALD'S CORP           Common Stocks  580135101    77,500    1,315,574    1,315,574    0         0          1,249,874   0  65,700
MEDTRONIC                 Common Stocks  585055106    22,549      448,564      448,564    0         0            421,998   0  26,566
MICROSOFT CORP            Common Stocks  594918104    55,882    1,569,726    1,569,726    0         0          1,489,826   0  79,900
OCCIDENTAL PETR           Common Stocks  674599105    91,551    1,189,134    1,189,134    0         0          1,131,070   0  58,064
PFIZER INC                Common Stocks  717081103    52,455    2,307,729    2,307,729    0         0          2,192,963   0 114,766
PINNACLE WEST CAPITAL     Common Stocks  723484101    64,830    1,528,650    1,528,650    0         0          1,448,250   0  80,400
PROCTER & GAMBLE          Common Stocks  742718109       734       10,000       10,000    0         0             10,000   0       0
PROGRESS ENERGY INC       Common Stocks  743263105    66,515    1,373,416    1,373,416    0         0          1,298,950   0  74,466
SOUTHERN CO               Common Stocks  842587107    69,199    1,785,775    1,785,775    0         0          1,690,725   0  95,050
TEXAS INSTRUMENTS INC     Common Stocks  882508104    26,092      781,200      781,200    0         0            740,300   0  40,900
UNITED HEALTH GROUP INC   Common Stocks  91324P102    67,719    1,163,560    1,163,560    0         0          1,101,360   0  62,200
VERIZON COMMUNICATIONS    Common Stocks  92343V104    72,119    1,650,700    1,650,700    0         0          1,562,900   0  87,800
WAL-MART STORES           Common Stocks  931142103       494       10,400       10,400    0         0             10,400   0       0
WHIRLPOOL CORP            Common Stocks  963320106    56,535      692,582      692,582    0         0            652,250   0  40,332
XTO ENERGY INC            Common Stocks  98385X106    74,476    1,450,073    1,450,073    0         0          1,375,198   0  74,875
ZIMMER HOLDINGS INC-W/I   Common Stocks  98956P102    19,699      297,800      297,800    0         0            280,000   0  17,800

COLUMN TOTALS                                      1,933,400


